Nationwide Bond Index Fund Performance Management - Nationwide Bond Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities market index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfundsor by calling 800-848-0920. Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Performance Past Does Not Indicate Future [Text]	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities market index.
Performance One Year or Less [Text]	Class R shares have not commenced operations as of the date of this Prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns– Class A Shares <br/>(Years Ended December 31,)
Bar Chart Closing [Text Block]	Highest Quarter:6.46%–Q4 2023Lowest Quarter:-6.12%–Q1 2022
Performance Table Heading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2025)
Performance Table Narrative	After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.The inception date for Institutional Service Class shares is December 6, 2016. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has been adjusted to reflect that share class’s higher expenses than those of the Fund’s Class R6 shares. Class R shares have not commenced operations as of the date of this Prospectus. Pre-inception historical performance for Class R shares is based on the previous performance of Class A shares. Performance for Class R shares has been adjusted to reflect differences in sales charges between classes, but not differing expenses.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and will vary for other classes.
Performance Availability Website Address [Text]	nationwide.com/mutualfunds
Performance Availability Phone [Text]	800-848-0920
Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	6.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(6.12%)
Lowest Quarterly Return, Date	Mar. 31, 2022